RELATED PARTY TRANSACTIONS AND BALANCE	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES
13.	RELATED PARTY TRANSACTIONS AND BALANCE
Significant related party transactions were as follows (RMB in millions):

	2024	2025
Commission / service fee from Tongcheng Travel (a)	274	300
Commission/service fee from H World (a)	283	182
Commission/service fee from BTG (a)	160	185
Service fee from Shangcheng (b)	196	210
Service fee to Tongcheng Travel (c)	51	61
Repayment of loan from Lvyue (d)	41	25

(a)
H World (which has a director in common with the Company and a director who is a family member of one of the Company’s officers), BTG (an equity method investee of the Company) and Tongcheng Travel (an equity method investee of the Company), have entered into agreements with the Company, respectively, to provide hotel rooms for its end users through the Company’s platform. The commission/service fee is earned from these related parties. The Company also provides technology service to Tongcheng Travel and earns a service fee.

(b)
The Company provided Shangcheng, an equity method investee of the Company, the access to the platform of the Company for Shangcheng to provide financial services to the Company’s users. In exchange, the Company receives technology service fees from Shangcheng. In 2024 and 2025, the total technology service fees from Shangcheng amounted to RMB196 million and RMB210 million, respectively.

(c)
The Company entered into agreements with Tongcheng Travel, under which Tongcheng Travel uses its platform to promote the hotel rooms provided by the Company’s travel suppliers. The Company paid related service fee to Tongcheng Travel.

(d)
In 2024 and 2025, Lvyue repaid RMB47 million and RMB30 million of the loan principal
and interest to the Company, respectively. For the years ended December 31, 2024 and 2025, the total interest income from Lvyue amounted to RMB5 million and RMB5 million.

Significant balances with related parties were as follows (RMB in millions):

	2024	2025
Due from related parties, current:
Trade related
Due from Tongcheng Travel	2,546	2,711
Due from others	184	600
Non - trade related
Due from Lvyue	73	58
	2,803	3,369

Due to related parties, current:
Trade related
Due to H World	284	265
Due to others	113	79

	397	344